Advances from the Federal Home Loan Bank of New York - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest expense on advances from the FHLB NY	$ 2,173	$ 2,073	$ 1,753
FHLB New York [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed-rate advances from the FHLB NY	$ 85,400	$ 85,600
Mature of fixed-rate advances from the FHLB NY	2022	2022
Interest expense on advances from the FHLB NY	$ 1,700	$ 1,600	$ 1,300
FHLB New York [Member] | Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rates on fixed-rate advances from the FHLB NY	1.60%	1.60%
FHLB New York [Member] | Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rates on fixed-rate advances from the FHLB NY	5.87%	5.87%
FHLB New York [Member] | Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rates on fixed-rate advances from the FHLB NY	2.02%	2.03%